Income Taxes (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Allowance for doubtful accounts	$ 17.7	$ 25.6
Net operating loss carryforwards and other tax attributes	34.8	24.6
Deferred compensation	5.6	3.4
Restricted stock	38.5	34.6
Accrued expenses	73.6	114.0
Other	3.4	2.9
Gross deferred tax assets	173.6	205.1
Less valuation allowance	(23.2)	(16.1)
Net deferred tax assets	150.4	189.0
Deferred tax liabilities:
Depreciation and property differences	(71.1)	(42.1)
Goodwill and customer contract amortization	(438.0)	(367.9)
Prepaids	(1.4)	(1.5)
Other	(2.8)	(4.1)
Gross deferred tax liabilities	(513.3)	(415.6)
Net deferred tax liabilities	$ (362.9)	$ (226.6)